ASSETS HELD FOR SALE - Narrative (Details) $ in Millions, $ in Billions				1 Months Ended	3 Months Ended
	Jun. 29, 2026 USD ($) MW	May 29, 2026 USD ($) MW	Jan. 09, 2026 USD ($) MW	Jul. 31, 2026 USD ($) MW	Jun. 30, 2026 USD ($) MW	Jun. 30, 2026 COP ($)	Mar. 31, 2026 USD ($) MW	Dec. 31, 2025 USD ($)
Assets Held For Sale [Line Items]
Property, plant and equipment, at fair value					$ 38,771			$ 39,699
132 MW U.S. Renewable Portfolio
Assets Held For Sale [Line Items]
Proceeds		$ 40					$ 57
Portion of ownership interest		67.00%
132 MW U.S. Renewable Portfolio | Other disposals of assets
Assets Held For Sale [Line Items]
Proceeds				$ 20
403 MW U.S. Hydroelectric Portfolio
Assets Held For Sale [Line Items]
Proceeds	$ 127		$ 111		249
Revaluation surplus					106
403 MW U.S. Hydroelectric Portfolio | Accumulated depreciation and amortisation
Assets Held For Sale [Line Items]
Property, plant and equipment, at fair value					$ (56)
448 MW Hydroelectric Portfolio, United States
Assets Held For Sale [Line Items]
Hydroelectric power capacity | MW					448
45 MW United States Hydroelectric Assets
Assets Held For Sale [Line Items]
Hydroelectric power capacity | MW					45
218 MW Columbian Renewable Portfolio
Assets Held For Sale [Line Items]
Revaluation surplus					$ 59
39 MW Columbian Renewable Portfolio
Assets Held For Sale [Line Items]
Proceeds					56	$ 206
Revaluation surplus					$ 32
Brookfield Renewable And Institutional Partners | 132 MW U.S. Renewable Portfolio
Assets Held For Sale [Line Items]
Proceeds		$ 61					$ 89
Portion of ownership interest		67.00%
Wind and solar power capacity | MW		132					132
Brookfield Renewable And Institutional Partners | 132 MW U.S. Renewable Portfolio | Other disposals of assets
Assets Held For Sale [Line Items]
Proceeds				$ 31
Portion of ownership interest				33.00%
Wind and solar power capacity | MW				132
Brookfield Renewable And Institutional Partners | 403 MW U.S. Hydroelectric Portfolio
Assets Held For Sale [Line Items]
Hydroelectric power capacity | MW	403		403		403
Proceeds	$ 261		$ 230		$ 522
Portion of ownership interest	25.00%		25.00%		50.00%	50.00%	25.00%
Revaluation surplus					$ 827
Brookfield Renewable And Institutional Partners | 403 MW U.S. Hydroelectric Portfolio | Accumulated depreciation and amortisation
Assets Held For Sale [Line Items]
Property, plant and equipment, at fair value					$ (474)
Brookfield Renewable And Institutional Partners | 218 MW Columbian Renewable Portfolio
Assets Held For Sale [Line Items]
Hydroelectric power capacity | MW					218
Proceeds					$ 424	$ 1,610
Revaluation surplus					$ 174
Brookfield Renewable And Institutional Partners | 39 MW Columbian Renewable Portfolio
Assets Held For Sale [Line Items]
Hydroelectric power capacity | MW					39
Proceeds					$ 167	612
Revaluation surplus					96
Brookfield Renewable | 218 MW Columbian Renewable Portfolio
Assets Held For Sale [Line Items]
Proceeds					$ 142	$ 541